RELATED PARTIES - Equity Accounted Investees (Details) - CAD ($) $ in Millions		12 Months Ended
	Jan. 13, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Services provided		$ 433	$ 269
Services received		24	26
Advances to related parties		0	22
Trade receivables and other		36	42
Trade payables and other		1	150
Contributions		271	95
Contributions to equity accounted investees		265	95
PGI | Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Services provided		272	106
Services received		12	11
Trade receivables and other		33	41
Aux Sable | Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Services provided		132	104
Alliance | Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Services provided		15	16
Services received		12	12
Cedar LNG | Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Services provided		12	7
Veresen Midstream | Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Services provided		0	35
Other | Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Services provided		2	1
Services received		0	3
Fort Saskatchewan Ethylene Storage Limited Partnership | Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Contributions to equity accounted investees		$ 4
Ruby Pipeline | Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Contributions	$ 14
2022 Notes | Ruby Pipeline | Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Payment on distributions ruby subsidiary			$ 102